SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Disclosure of subsidiaries [text block]
The principal Subsidiaries of the Company are as follows:

Name of subsidiary/associate	Principal activity	Method of accounting	Country of incorporation and operation	Interest as at December 31, 2017	Interest as at December 31, 2016
Minera San Xavier S.A. de C.V.	Mining	Consolidated	Mexico	100%	100%
Peak Gold Mines Pty Ltd.(1)	Mining	Consolidated	Australia	100%	100%
Western Mesquite Mines Inc.	Mining	Consolidated	USA	100%	100%
1.
The Company has entered into an agreement to sell Peak Gold Mines Pty Ltd. As a result, the assets and liabilities associated with this subsidiary have been classified and presented as held-for-sale as at December 31, 2017.

Disclosure of detailed information about estimated useful life of property plant and equipment [text block]
Asset class	Estimated useful life (years)
Building	15 – 17
Plant and machinery	3 – 17
Office equipment	5 – 10
Vehicles	5 – 7
Computer equipment	3 – 5